Commitments and Contingencies - Additional Information (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 02, 2021	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021	Mar. 17, 2022
Other Commitments [Line Items]
Stock issued during the period new issues shares	5,750,000
Lincoln Park Capital Fund [Member]
Other Commitments [Line Items]
Common stock additional share subscriptions		1,500,000			1,500,000
Demand Registration Rights [Member]
Other Commitments [Line Items]
Period after which the rights of holders may be waived			5 years	5 years
Piggy Back Registration Rights [Member]
Other Commitments [Line Items]
Period after which the rights of holders may be waived			7 years	7 years
Underwriters [Member]
Other Commitments [Line Items]
Stock issued during the period new issues shares		750,000		750,000
Underwriting discount per unit		$ 0.15		$ 0.15
Underwriting discount amount		$ 862,500		$ 862,500